Business Segment and Geographical Information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 2,907,512	$ 2,354,255
Ireland
Segment Reporting Information [Line Items]
Assets	1,323,181	1,073,411
Rest of Europe
Segment Reporting Information [Line Items]
Assets	660,797	514,010
U.S.
Segment Reporting Information [Line Items]
Assets	755,271	646,512
Other
Segment Reporting Information [Line Items]
Assets	$ 168,263	$ 120,322